Non-controlling interest	12 Months Ended
May 31, 2019
Non-controlling interest
Non-controlling interest

24.    Non-controlling interest

The following tables summarise the information relating to the Company’s subsidiaries, 1974568 Ontario Ltd. (“Aphria Diamond”), CannInvest Africa Ltd., Verve Dynamics Incorporated (Pty) Ltd. (“Verve Dynamics”), Nuuvera Malta Ltd., Marigold, and ColCanna S.A.S. before intercompany eliminations.

	Aphria	CannInvest	Verve	Nuuvera		ColCanna	May 31,
	Diamond	Africa Ltd.	Dynamics	Malta Ltd.	Marigold	S.A.S.	2019
Current assets	$2,598	$2	$185	$1,813	$441	$5,078	$10,117
Non-current assets	171,314	—	$14,635	$741	$7,872	112,953	307,515
Current liabilities	(5,743)	(3)	$(2,155)	(178)	$(16)	(78)	(8,173)
Non-current liabilities	(150,892)	(9)	$—	(3,196)	$(1,654)	(9,638)	(165,389)
Net assets	17,277	(10)	12,665	(820)	6,643	108,315	144,070

Non-controlling interest %	49%	50%	70%	10%	5%	10%
Non-controlling interest	$8,466	$(5)	$8,866	$(82)	$332	$10,832	$28,409

	Aphria	CannInvest	Verve	Nuuvera		ColCanna	May 31,
	Diamond	Africa Ltd.	Dynamics	Malta Ltd.	Marigold	S.A.S.	2019
Revenue	$—	$—	$—	$230	$—	$—	$230
Total expenses	2,274	$10	$839	$1,046	$757	1,246	6,172
Net loss and comprehensive loss	(2,274)	(10)	(839)	(816)	(757)	(1,246)	(5,942)

Non-controlling interest %	49%	50%	70%	10%	5%	10%
	$(1,114)	$(5)	$(587)	$(82)	$(38)	$(125)	$(1,951)

	Aphria	CannInvest	Verve	Nuuvera		ColCanna	May 31,
	Diamond	Africa Ltd.	Dynamics	Malta Ltd.	Marigold	S.A.S.	2019
Current assets	$7,313	$—	$—	$—	$—	$—	$7,313
Non-current assets	83,207	—	—	—	—	—	83,207
Current liabilities	(10,085)	—	—	—	—	—	(10,085)
Non-current liabilities	(60,884)	—	—	—	—	—	(60,884)
Net assets	19,551	—	—	—	—	—	19,551

Non-controlling interest %	49%	0%	0%	0%	0%	0%
Non-controlling interest	$9,580	$—	$—	$—	$—	$—	$9,580